EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JULY 23, 2014 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2014, as supplemented. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus, or Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio managers for the AXA Large Cap Core Managed Volatility Portfolio (“Portfolio”).

With regard to the Portfolio, information regarding Thomas R. Wenzel contained in the tables in the section of the SAI “Appendix C – Portfolio Manager Information – Institutional Capital LLC” hereby is deleted and replaced with the following information:

Institutional Capital LLC (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of June 30, 2014						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
AXA Large Cap Core Managed Volatility
Andrew P. Starr	15	$14.74 Billion	13	$1.96 Billion	117	$11.77 Billion	0	N/A	0	N/A	10	$1.35 Billion
Matthew T. Swanson	15	$14.74 Billion	13	$1.96 Billion	117	$11.77 Billion	0	N/A	0	N/A	10	$1.35 Billion

Ownership of Securities of the Fund as of June 30, 2014

Portfolio Manager	None	$1-$10,000	$ $	10,001- 50,000	$ $	50,001- 100,000	$ $	100,001- 500,000	$ $	500,000- 1,000,000	over $1,000,000
Andrew P. Starr	X
Matthew T. Swanson	X

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